Business Combination - Narrative (Details) $ in Thousands		5 Months Ended	6 Months Ended
	Feb. 07, 2024 USD ($) division vessel	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Disclosure Of Common Control Acquisitions Table [Line Items]
Business Combination			$ (796,970)
CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Consideration transferred	$ 1,153,000
Number of divisions | division	3
Number of low carbon vessels | vessel	106
Number of low carbon vessels under construction | vessel	46
Business Combination	$ 796,970
Revenue of common control acquiree			67,900
Profit (loss) of common control acquiree			13,700
Revenue of combined entity if common control acquired at beginning of period			501,700
Profit (loss) of of combined entity if common control acquired at beginning of period			$ 678,900
Acquisition related costs		$ 1,000
CMB | CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred	$ 1,150,000